Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 29, 2014
Registrant Name	dei_EntityRegistrantName	Brown Capital Management Mutual Funds
Central Index Key	dei_EntityCentralIndexKey	0000869351
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jul. 29, 2014
The Brown Capital Management Mid-Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Brown capital management mid-cap fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Mid-Cap Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days)	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[10]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.90%	[4],[10]
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and selThe Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid-Cap Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund’s performance.  During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Mid-Cap Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	313
5 Years	rr_ExpenseExampleYear05	551
10 Years	rr_ExpenseExampleYear10	1,236
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Mid-Cap Fund seeks to achieve its investment objective by investing at least 80% of its total assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "mid-cap" companies. The Mid-Cap Fund typically invests in common stocks. The Advisor considers a company to be a "mid-cap" company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index. On June 30, 2014, the market value of companies in the Russell Midcap® Growth Index ranged from approximately $1.63 billion to approximately $29.87 billion. The Mid-Cap Fund typically holds a portfolio of between 40 to 60 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money and headaches and provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Mid-Cap Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor's Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. As a benchmark agnostic manager, the Advisor sources ideas from many places. The Advisor's investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research. The Advisor believes a company's prospective growth may be revealed through in-depth fundamental research that, when applied over a three to five year evaluation horizon, and implemented with a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor's investment process is fundamental analysis. Valuation analysis is also part of the Advisor's investment process.

The Advisor constructs the Mid-Cap Fund's portfolio to generally be fully invested with no more than 5% in cash. The Advisor believes a diversified portfolio of 40-60 companies and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Mid-Cap Fund's portfolio when the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Risk	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective. Generally, the Mid-Cap Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Mid-Cap Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Mid-Cap Fund on a daily basis, and, as result, such movements may negatively affect the Mid-Cap Fund's net asset value.

  Investment Style Risk:   T he performance of the Mid-Cap Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Mid-Cap Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Mid-Cap Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk: To the extent that the majority of the Mid-Cap Fund's portfolio consists of common stocks, it is expected that the Mid-Cap Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Mid-Cap Companies Risk: Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the Mid-Cap Fund by showing changes in the Mid-Cap Fund's performance from year to year and by showing how the Mid-Cap Fund's average annual total returns compare to that of two broad-based securities market indexes. The Mid-Cap Fund's past performance (before and after taxes) is not necessarily an indication of how the Mid-Cap Fund will perform in the future. Updated information on the Mid-Cap Fund's results can be obtained by visiting: http://www.browncapital.com/mid-funds-overview-institutional.html.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.browncapital.com/mid-funds-overview-institutional.html.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Mid-Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how the Mid-Cap Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Returns (2012-2013)
Annual Return 2012	rr_AnnualReturn2012	11.15%
Annual Return 2013	rr_AnnualReturn2013	28.21%
Bar Chart Closing	rr_BarChartClosingTextBlock
Highest return for a quarter	13.62%	Quarter ended March 31, 2012
Lowest return for a quarter	-8.96%	Quarter ended June 30, 2012
Year-to-date return as of most recent quarter	6.10%	Quarter ended June 30, 2014

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2013
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Past 1 Year	rr_AverageAnnualReturnYear01	28.21%
Since Inception	rr_AverageAnnualReturnSinceInception	21.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
The Brown Capital Management Mid-Cap Fund | Institutional Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	28.21%
Since Inception	rr_AverageAnnualReturnSinceInception	21.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
The Brown Capital Management Mid-Cap Fund | Institutional Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.96%
Since Inception	rr_AverageAnnualReturnSinceInception	16.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
The Brown Capital Management Mid-Cap Fund | Institutional Shares | S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	33.50%
Since Inception	rr_AverageAnnualReturnSinceInception	27.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
The Brown Capital Management Mid-Cap Fund | Institutional Shares | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	35.74%
Since Inception	rr_AverageAnnualReturnSinceInception	26.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
The Brown Capital Management Mid-Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Brown capital management mid-cap fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Mid-Cap Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Mid-Cap Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days)	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[6]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[9]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.16%	[6],[9]
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Mid-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Mid-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Mid-Cap Fund’s performance. During the most recent fiscal year, the Mid-Cap Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Mid-Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Mid-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Mid-Cap Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	391
5 Years	rr_ExpenseExampleYear05	685
10 Years	rr_ExpenseExampleYear10	1,522
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Mid-Cap Fund seeks to achieve its investment objective by investing at least 80% of its total assets in a portfolio of equity securities of companies whose market capitalizations qualify them to be considered as "mid-cap" companies. The Mid-Cap Fund typically invests in common stocks. The Advisor considers a company to be a "mid-cap" company if it has, at the time of purchase by the Mid-Cap Fund, a market capitalization within the range of market values of issuers included in the Russell Midcap® Growth Index. On June 30, 2014, the market value of companies in the Russell Midcap® Growth Index ranged from approximately $1.63 billion to approximately $29.87 billion. The Mid-Cap Fund typically holds a portfolio of between 40 to 60 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money and headaches and provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Mid-Cap Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor's Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. As a benchmark agnostic manager, the Advisor sources ideas from many places. The Advisor's investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research. The Advisor believes a company's prospective growth may be revealed through in-depth fundamental research that, when applied over a three to five year evaluation horizon, and implemented with a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor's investment process is fundamental analysis. Valuation analysis is also part of the Advisor's investment process.

The Advisor constructs the Mid-Cap Fund's portfolio to generally be fully invested with no more than 5% in cash. The Advisor believes a diversified portfolio of 40-60 companies and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Mid-Cap Fund's portfolio when the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Risk	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Mid-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Mid-Cap Fund will be successful in meeting its investment objective. Generally, the Mid-Cap Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Mid-Cap Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Mid-Cap Fund on a daily basis, and, as a result, such movements may negatively affect the Mid-Cap Fund's net asset value.

  Investment Style Risk:   T he performance of the Mid-Cap Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the Mid-Cap Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Mid-Cap Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk: To the extent that the majority of the Mid-Cap Fund's portfolio consists of common stocks, it is expected that the Mid-Cap Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Mid-Cap Companies Risk: Investing in the securities of mid-cap companies generally involves greater risk than investing in larger, more established companies. Although investing in securities of medium-sized companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Mid-Cap Fund by showing changes in the Mid-Cap Fund's performance from year to year and by showing how the Mid-Cap Fund's average annual total returns compare to that of two broad-based securities market indexes. Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee. The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares. The Mid-Cap Fund's past performance (before and after taxes) is not necessarily an indication of how the Mid-Cap Fund will perform in the future. Updated information on the Mid-Cap Fund's results can be obtained by visiting: http://www.browncapital.com/mid-funds-overview.html.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.browncapital.com/mid-funds-overview.html.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Mid-Cap Fund’s past performance (before and after taxes) is not necessarily an indication of how the Mid-Cap Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Returns (2004-2013)
Annual Return 2004	rr_AnnualReturn2004	6.35%
Annual Return 2005	rr_AnnualReturn2005	8.55%
Annual Return 2006	rr_AnnualReturn2006	5.16%
Annual Return 2007	rr_AnnualReturn2007	11.60%
Annual Return 2008	rr_AnnualReturn2008	(25.58%)
Annual Return 2009	rr_AnnualReturn2009	42.19%
Annual Return 2010	rr_AnnualReturn2010	27.04%
Annual Return 2011	rr_AnnualReturn2011	(1.81%)
Annual Return 2012	rr_AnnualReturn2012	10.88%
Annual Return 2013	rr_AnnualReturn2013	27.67%
Bar Chart Closing	rr_BarChartClosingTextBlock
Highest return for a quarter	22.52%	Quarter ended June 30, 2009
Lowest return for a quarter	-17.73%	Quarter ended September 30, 2011
Year-to-date return as of most recent quarter	5.94%	Quarter ended June 30, 2014

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.73%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2013
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Past 1 Year	rr_AverageAnnualReturnYear01	27.67%
Past 5 Years	rr_AverageAnnualReturnYear05	20.22%
Past 10 Years	rr_AverageAnnualReturnYear10	9.73%
The Brown Capital Management Mid-Cap Fund | Investor Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	27.67%
Past 5 Years	rr_AverageAnnualReturnYear05	20.05%
Past 10 Years	rr_AverageAnnualReturnYear10	9.12%
The Brown Capital Management Mid-Cap Fund | Investor Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.66%
Past 5 Years	rr_AverageAnnualReturnYear05	16.52%
Past 10 Years	rr_AverageAnnualReturnYear10	7.87%
The Brown Capital Management Mid-Cap Fund | Investor Shares | Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	35.74%
Past 5 Years	rr_AverageAnnualReturnYear05	23.37%
Past 10 Years	rr_AverageAnnualReturnYear10	9.77%
The Brown Capital Management Mid-Cap Fund | Investor Shares | S&P MidCap 400® Index (reflects no deduction for fees, expense, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	33.50%
Past 5 Years	rr_AverageAnnualReturnYear05	21.89%
Past 10 Years	rr_AverageAnnualReturnYear10	10.36%
The Brown Capital Management Small Company Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Brown capital management small company fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days)	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[4],[5]
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance. During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 5 % of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	584
10 Years	rr_ExpenseExampleYear10	1,293
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Small Company Fund invests at least 80% of its total assets in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, ("small companies"). The Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money and headaches and provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor's Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Small Company from Small Capitalization investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain no more than $250 million in revenue at the time of initial investment. The Advisor's investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisors believes that in-depth fundamental research, when applied over a three to five year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor's process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the Small Company Fund's portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 companies and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Risk	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Small Company Fund will be successful in meeting its investment objective.  Generally, the Small Company Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

  Investment Style Risk:  The performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Small Companies Risk:  Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value. The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience.

  Micro-Cap Companies Risk:  Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers.  The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the Small Company Fund by showing changes in the Small Company Fund's performance from year to year and by showing how the Small Company Fund's average annual total returns compare to that of two broad-based securities market indexes. The Small Company Fund's past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund's results can be obtained by visiting http://www.browncapital.com/small-funds-overview%20institutional.html.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.browncapital.com/small-funds-overview%20institutional.html.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Returns (2012-2013)
Annual Return 2012	rr_AnnualReturn2012	17.72%
Annual Return 2013	rr_AnnualReturn2013	49.26%
Bar Chart Closing	rr_BarChartClosingTextBlock
Highest return for a quarter	19.56%	Quarter ended September 30, 2013
Lowest return for a quarter	-2.72%	Quarter ended June 30, 2012
Year-to-date return as of most recent quarter	-1.33%	Quarter ended June 30, 2014

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.33%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2013
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Past 1 Year	rr_AverageAnnualReturnYear01	49.26%
Since Inception	rr_AverageAnnualReturnSinceInception	32.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
The Brown Capital Management Small Company Fund | Institutional Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	48.62%
Since Inception	rr_AverageAnnualReturnSinceInception	32.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
The Brown Capital Management Small Company Fund | Institutional Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	28.28%
Since Inception	rr_AverageAnnualReturnSinceInception	25.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
The Brown Capital Management Small Company Fund | Institutional Shares | Russell 2000® Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	38.82%
Since Inception	rr_AverageAnnualReturnSinceInception	28.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
The Brown Capital Management Small Company Fund | Institutional Shares | Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	43.30%
Since Inception	rr_AverageAnnualReturnSinceInception	29.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 15, 2011
The Brown Capital Management Small Company Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Brown capital management small company fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The Small Company Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Small Company Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days)	rr_RedemptionFeeOverRedemption	none
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2],[3]
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Small Company Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Company Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Company Fund’s performance. During the most recent fiscal year, the Small Company Fund’s portfolio turnover rate was 5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Small Company Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Small Company Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Small Company Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	691
10 Years	rr_ExpenseExampleYear10	1,521
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Small Company Fund invests at least 80% of its total assets in the equity securities of those companies with total operating revenues of $250 million or less at the time of the initial investment, ("small companies"). The Small Company Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional small companies with the wherewithal to become exceptional large companies. The Small Company Fund typically holds a portfolio of between 40 to 65 securities which the Advisor believes have the potential for growth.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money and headaches and provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the Small Company Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor's Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor distinguishes Small Company from Small Capitalization investing by its use of revenue not market capitalization to identify and invest in exceptional small companies that have the wherewithal to become exceptional larger companies. The Advisor sources ideas from many places. Companies eligible for investment typically retain no more than $250 million in revenue at the time of initial investment. The Advisor's investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with teammates before any in depth research is performed to ensure the commitment of time dedicated to understanding the company makes sense to all team members.

The Advisors believes that in-depth fundamental research, when applied over a three to five year time horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor's process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the Small Company Fund's portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40-65 companies and their research efforts may, collective, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the Small Company Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Risk	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the Small Company Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.  There can be no assurance that the Small Company Fund will be successful in meeting its investment objective.  Generally, the Small Company Fund will be subject to the following risks:

  Market Risk:   Market risk refers to the possibility that the value of equity securities held by the Small Company Fund may decline due to daily fluctuations in the securities markets.  Movements in the stock market may adversely affect the specific securities held by the Small Company Fund on a daily basis, and, as a result, such movements may negatively affect the Small Company’s net asset value.

  Investment Style Risk:  T he performance of the Small Company Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk:  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Small Company Fund to achieve its investment objectives.

  Market Sector Risk:   The percentage of the Small Company Fund’s assets invested in various industries and sectors will vary from time to time depending on the Advisor’s perception of investment opportunities.  Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk:  To the extent that the majority of the Small Company Fund’s portfolio consists of common stocks, it is expected that the Small Company Fund’s net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Small Companies Risk:  Investing in the securities of small companies generally involves greater risk than investing in larger, more established companies.  Although investing in securities of small companies offers potential above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies’ shares could significantly decline in value.  The earnings and prospects of smaller companies are more volatile than larger companies, and smaller companies may experience higher failure rates than do larger companies. The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make prices fall more in response to selling pressure than is the case with larger companies. Smaller companies may also have limited markets, product lines, or financial resources, and may lack management experience..

  Micro-Cap Companies Risk:  Micro-cap stocks may be very sensitive to changing economic conditions and market downturns because the issuers often have narrow markets for their products or services, fewer product lines, and more limited managerial and financial resources than larger issuers.  The stocks of micro-cap companies may therefore be more volatile and the ability to sell them at a desirable time or price may be more limited.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the Small Company Fund by showing changes in the Small Company Fund’s performance from year to year and by showing how the Small Company Fund’s average annual total returns compare to that of two broad-based securities market indexes. Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee. The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares. The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future. Updated information on the Small Company Fund’s results can be obtained by visiting http://www.browncapital.com/small-funds-overview.html.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.browncapital.com/small-funds-overview.html.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Small Company Fund’s past performance (before and after taxes) is not necessarily an indication of how the Small Company Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Returns (2004-2013)
Annual Return 2004	rr_AnnualReturn2004	0.24%
Annual Return 2005	rr_AnnualReturn2005	4.83%
Annual Return 2006	rr_AnnualReturn2006	15.67%
Annual Return 2007	rr_AnnualReturn2007	21.17%
Annual Return 2008	rr_AnnualReturn2008	(30.14%)
Annual Return 2009	rr_AnnualReturn2009	45.57%
Annual Return 2010	rr_AnnualReturn2010	22.56%
Annual Return 2011	rr_AnnualReturn2011	0.11%
Annual Return 2012	rr_AnnualReturn2012	17.47%
Annual Return 2013	rr_AnnualReturn2013	48.98%
Bar Chart Closing	rr_BarChartClosingTextBlock
Highest return for a quarter	20.12%	Quarter ended June 30, 2009
Lowest return for a quarter	-23.13%	Quarter ended December 31, 2008
Year-to-date return as of most recent quarter	-1.44%	Quarter ended June 30, 2014

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.44%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.13%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2013
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Past 1 Year	rr_AverageAnnualReturnYear01	48.98%
Past 5 Years	rr_AverageAnnualReturnYear05	25.60%
Past 10 Years	rr_AverageAnnualReturnYear10	12.39%
The Brown Capital Management Small Company Fund | Investor Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	48.33%
Past 5 Years	rr_AverageAnnualReturnYear05	25.41%
Past 10 Years	rr_AverageAnnualReturnYear10	11.95%
The Brown Capital Management Small Company Fund | Investor Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	28.12%
Past 5 Years	rr_AverageAnnualReturnYear05	21.23%
Past 10 Years	rr_AverageAnnualReturnYear10	10.30%
The Brown Capital Management Small Company Fund | Investor Shares | Russell 2000® Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	38.82%
Past 5 Years	rr_AverageAnnualReturnYear05	20.08%
Past 10 Years	rr_AverageAnnualReturnYear10	9.07%
The Brown Capital Management Small Company Fund | Investor Shares | Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	43.30%
Past 5 Years	rr_AverageAnnualReturnYear05	22.58%
Past 10 Years	rr_AverageAnnualReturnYear10	9.41%
The Brown Capital Management International Equity Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Brown capital management international equity fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The International Equity Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.37%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.12%)	[7]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[4],[7]
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Equity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Equity Fund’s performance. During the most recent fiscal year, the International Equity Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	838
5 Years	rr_ExpenseExampleYear05	1,571
10 Years	rr_ExpenseExampleYear10	3,510
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The International Equity Fund invests at least 80% of its total assets in the equity securities of non-U.S. based companies. The International Equity Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional companies, across the capitalization range. The International Equity Fund typically holds a portfolio of between 40 to 70 securities which the Advisor believes have the potential for growth.

The International Equity Fund considers an issuer to be non-U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money and headaches and provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Equity Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor's Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor sources ideas from many places. As an all-cap international portfolio, eligible companies are non - U.S. companies with a float of at least $100 million, which includes U.S. listed securities domiciled outside the U.S. The Advisor's investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five year evaluation horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor's process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Equity Fund's portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 - 70 companies and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Equity Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Risk	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the International Equity Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Equity Fund will be successful in meeting its investment objective. Generally, the International Equity Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the International Equity Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Equity Fund on a daily basis, and, as a result, such movements may negatively affect the International Equity Fund's net asset value.

  Investment Style Risk:   T he performance of the International Equity Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the International Equity Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the International Equity Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk: To the extent that the majority of the International Equity Fund's portfolio consists of common stocks, it is expected that the International Equity Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Equity Fund to sell its securities and could reduce the value of your shares. The International Equity Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

  Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Investor Shares of the International Equity Fund by showing changes in the International Equity Fund's performance from year to year and by showing how the International Equity Fund's average annual total returns compare to that of a broad-based securities market index. Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee. The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares. The International Equity Fund's past performance (before and after taxes) is not necessarily an indication of how the International Equity Fund will perform in the future. Updated information on the International Equity Fund's results can be obtained by visiting http://www.browncapital.com/int-funds-overview.html.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.browncapital.com/int-funds-overview.html.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The International Equity Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Equity Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Returns (2004-2013)
Annual Return 2004	rr_AnnualReturn2004	21.39%
Annual Return 2005	rr_AnnualReturn2005	8.64%
Annual Return 2006	rr_AnnualReturn2006	31.78%
Annual Return 2007	rr_AnnualReturn2007	6.86%
Annual Return 2008	rr_AnnualReturn2008	(47.31%)
Annual Return 2009	rr_AnnualReturn2009	38.84%
Annual Return 2010	rr_AnnualReturn2010	5.59%
Annual Return 2011	rr_AnnualReturn2011	(16.12%)
Annual Return 2012	rr_AnnualReturn2012	19.83%
Annual Return 2013	rr_AnnualReturn2013	27.35%
Bar Chart Closing	rr_BarChartClosingTextBlock
Highest return for a quarter	28.60%	Quarter ended June 30, 2009
Lowest return for a quarter	-22.01%	December 31, 2008
Year-to-date return as of most recent quarter	7.44%	Quarter ended June 30, 2014

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.01%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2013
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Past 1 Year	rr_AverageAnnualReturnYear01	27.35%
Past 5 Years	rr_AverageAnnualReturnYear05	13.42%
Past 10 Years	rr_AverageAnnualReturnYear10	7.23%
The Brown Capital Management International Equity Fund | Investor Class | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	26.88%
Past 5 Years	rr_AverageAnnualReturnYear05	13.00%
Past 10 Years	rr_AverageAnnualReturnYear10	5.46%
The Brown Capital Management International Equity Fund | Investor Class | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.76%
Past 5 Years	rr_AverageAnnualReturnYear05	10.63%
Past 10 Years	rr_AverageAnnualReturnYear10	5.07%
The Brown Capital Management International Equity Fund | Investor Class | MSCI EAFE® International Gross Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	23.29%
Past 5 Years	rr_AverageAnnualReturnYear05	12.96%
Past 10 Years	rr_AverageAnnualReturnYear10	7.39%
The Brown Capital Management International Equity Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	The Brown capital management international equity fund
Objective	rr_ObjectiveHeading	Investment Objective
Objective, Primary	rr_ObjectivePrimaryTextBlock	The International Equity Fund seeks long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments.
Expense	rr_ExpenseHeading	Fees and Expenses of the Fund.
Expense Narrative	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the International Equity Fund.
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a as a percentage of amount redeemed on shares sold after holding them for less than 60 days)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.90%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.12%	[4]
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.12%)	[8]
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%	[4],[8]
Portfolio Turnover Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The International Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the International Equity Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International Equity Fund’s performance. During the most recent fiscal year, the International Equity Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the International Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the International Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the International Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	763
5 Years	rr_ExpenseExampleYear05	1,449
10 Years	rr_ExpenseExampleYear10	3,277
Strategy	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative	rr_StrategyNarrativeTextBlock

The International Equity Fund invests at least 80% of its total assets in the equity securities of non-U.S. based companies. The International Equity Fund typically invests in common stocks. The Advisor seeks to build a portfolio of exceptional companies, across the capitalization range. The International Equity Fund typically holds a portfolio of between 40 to 70 securities which the Advisor believes have the potential for growth.

The International Equity Fund considers an issuer to be non-U.S. based if: (1) the issuer is organized under the laws of a jurisdiction other than those of the U.S.; (2) the securities of the issuer have a primary listing on a stock exchange outside the U.S. regardless of the country in which the issuer is organized; or (3) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold outside of the U.S.

The Advisor's Philosophy

The Advisor believes that a sustained commitment to a portfolio of exceptional companies will, over time, generate attractive long-term returns. The Advisor believes exceptional companies save time, lives, money and headaches and provide an exceptional value proposition to consumers. The Advisor views these differentiated organizations as having the wherewithal to provide unique solutions that include, but are not limited to, the utilization of innovative technology and insight to help address or redefine the challenges faced by institutions or consumers. These companies often retain a long-term growth plan, durable revenue growth, defensible market presence and profitability to fuel and sustain earnings per share growth. While investing in exceptional growth companies is paramount, the Advisor believes in being disciplined and deliberate about what it is willing to pay for growth opportunities and doing so in a benchmark agnostic manner (meaning that the Advisor selects companies without consideration of benchmarks by which the Fund is measured). Because the International Equity Fund is managed in a benchmark agnostic manner, an unintended consequence is that the Fund may have sector exposure.

The Advisor's Investment Approach

The Advisor believes an investment program establishes the processes necessary to identify, research and construct a portfolio. The Advisor sources ideas from many places. As an all-cap international portfolio, eligible companies are non-U.S. companies with a float of at least $100 million, which includes U.S. listed securities domiciled outside the U.S. The Advisor's investment professionals retain dual duties, managing the portfolio as a team and serving as generalists in their analytical role. They discuss prospective portfolio candidates with the other team members before conducting in-depth research of a particular company in order to ensure commitment of time and dedication to understanding a company makes sense to all team members.

The Advisor believes that in-depth fundamental research, when applied over a three to five year evaluation horizon, and implemented within a benchmark agnostic framework, has the potential to generate attractive long-term returns.

Therefore, the foundation of the Advisor's process is fundamental analysis. Valuation is also part of the investment process.

The Advisor constructs the International Equity Fund's portfolio to generally be no more than 5% in cash. The Advisor believes a diversified portfolio of 40 - 70 companies and their research efforts may, collectively, reduce portfolio risk.

The Advisor generally expects to hold securities for the long term. The Advisor typically sells securities from the International Equity Fund's portfolio when the Advisor determines that the investment thesis driving the purchase of the company changes, the Advisor has a better investment idea, and/or its valuation no longer meets expectations.

Risk	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative	rr_RiskNarrativeTextBlock

An investment in the International Equity Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the International Equity Fund will be successful in meeting its investment objective. Generally, the International Equity Fund will be subject to the following risks:

  Market Risk:  Market risk refers to the possibility that the value of equity securities held by the International Equity Fund may decline due to daily fluctuations in the securities markets. Movements in the stock market may adversely affect the specific securities held by the International Equity Fund on a daily basis, and, as a result, such movements may negatively affect the International Equity Fund's net asset value.

  Investment Style Risk:   T he performance of the International Equity Fund may be better or worse than the performance of stock funds that focus on other types of stocks or have a broader investment style.

  Investment Advisor Risk: The Advisor's ability to choose suitable investments has a significant impact on the ability of the International Equity Fund to achieve its investment objectives.

  Market Sector Risk:  The percentage of the International Equity Fund's assets invested in various industries and sectors will vary from time to time depending on the Advisor's perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market.

  Equity Securities Risk: To the extent that the majority of the International Equity Fund's portfolio consists of common stocks, it is expected that the International Equity Fund's net asset value will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

  Foreign Securities Risk: Foreign securities may involve investment risks different from those associated with domestic securities. Foreign markets may be less liquid, more volatile, and subject to less government supervision than domestic markets. There may also be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. Adverse political and economic developments or changes in the value of foreign currency can make it difficult for the International Equity Fund to sell its securities and could reduce the value of your shares. The International Equity Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to, among other things: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; sovereign solvency considerations; less liquid and more volatile exchanges and/or markets; or political changes or diplomatic developments.

  Emerging Markets Securities Risk: Investments in the securities of developing or emerging markets may entail additional risks than investments in foreign securities, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; restrictions on investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table shown below provide an indication of the risks of investing in the Institutional Shares of the International Equity Fund by showing changes in the International Equity Fund's performance from year to year and by showing how the International Equity Fund's average annual total returns compare to that of a broad-based securities market index. Prior to November 30, 2011, the Investor Shares did not have a 12b-1 fee. The performance reflected in the bar chart has been restated to reflect the effect of the 12b-1 fee for the Investor Shares. The International Equity Fund's past performance (before and after taxes) is not necessarily an indication of how the International Equity Fund will perform in the future. Updated information on the International Equity Fund's results can be obtained by visiting http://www.browncapital.com/int-funds-overview.html.

Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.browncapital.com/int-funds-overview.html.
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The International Equity Fund’s past performance (before and after taxes) is not necessarily an indication of how the International Equity Fund will perform in the future.
Bar Chart Heading	rr_BarChartHeading	Calendar Year Returns (2004-2013)
Annual Return 2004	rr_AnnualReturn2004	21.39%
Annual Return 2005	rr_AnnualReturn2005	8.64%
Annual Return 2006	rr_AnnualReturn2006	31.78%
Annual Return 2007	rr_AnnualReturn2007	6.86%
Annual Return 2008	rr_AnnualReturn2008	(47.31%)
Annual Return 2009	rr_AnnualReturn2009	38.84%
Annual Return 2010	rr_AnnualReturn2010	5.59%
Annual Return 2011	rr_AnnualReturn2011	(16.12%)
Annual Return 2012	rr_AnnualReturn2012	19.83%
Annual Return 2013	rr_AnnualReturn2013	27.35%
Bar Chart Footnotes	rr_BarChartFootnotesTextBlock

* Returns shown are for a Class of shares (Investor Class) that are not presented that would have substantially similar returns because the shares are invested in the same portfoio of securities and the annual returns would differ only to the extent that the classes do not have the same expesnes. Returns are shown for the other share class because the Institutional Share class has not yet commenced operations as of the date of this prospectus.

Bar Chart Closing	rr_BarChartClosingTextBlock
Highest return for a quarter	28.60%	Quarter ended June 30, 2009
Lowest return for a quarter	-22.01%	Quarter ended December 31, 2008
Year-to-date return as of most recent quarter	7.44%	Quarter ended June 30, 2014

Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.01%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2013
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).

Past 1 Year	rr_AverageAnnualReturnYear01	27.35%
Past 5 Years	rr_AverageAnnualReturnYear05	13.42%
Past 10 Years	rr_AverageAnnualReturnYear10	6.27%
The Brown Capital Management International Equity Fund | Institutional Shares | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	26.88%
Past 5 Years	rr_AverageAnnualReturnYear05	13.00%
Past 10 Years	rr_AverageAnnualReturnYear10	5.46%
The Brown Capital Management International Equity Fund | Institutional Shares | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	15.76%
Past 5 Years	rr_AverageAnnualReturnYear05	10.63%
Past 10 Years	rr_AverageAnnualReturnYear10	5.07%
The Brown Capital Management International Equity Fund | Institutional Shares | MSCI EAFE® International Gross Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	23.29%
Past 5 Years	rr_AverageAnnualReturnYear05	12.96%
Past 10 Years	rr_AverageAnnualReturnYear10	7.39%
[1]	Management fees have been restated to reflect the Board of Trustees' approval on June 20, 2014 of an amended investment advisory agreement that reduced the management fee such that effective June 30, 2014, the Fund will pay 0.90% on assets up to $100 million and 0.75% on assets over $100 million. Prior to that time, the management fee was 1.00% on assets up to $100 million and 0.75% on assets over $100 million.
[2]	Total Annual Fund Operating Expenses does not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2015. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Small Company Fund being less than the operating expense limit for the Small Company Fund, the Small Company Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.
[4]	Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[5]	The Advisor has entered into an Expense Limitation Agreement with the Small Company Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Small Company Fund and to assume other expenses of the Small Company Fund, if necessary, in an amount that limits the Small Company Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Small Company Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.25% until July 31, 2015. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Small Company Fund being less than the operating expense limit for the Small Company Fund, the Small Company Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.
[6]	Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[7]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the International Equity Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Equity Fund and to assume other expenses of the International Equity Fund, if necessary, in an amount that limits the International Equity Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Equity Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% until July 31, 2015. Prior to June 30, 2014, the Advisor capped fees at 1.75% under the Expense Limitation Agreement. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the International Equity Fund being less than the operating expenses limit for the International Equity Fund, the International Equity Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.
[8]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the International Equity Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the International Equity Fund and to assume other expenses of the International Equity Fund, if necessary, in an amount that limits the International Equity Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the International Equity Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 1.00% until July 31, 2015. Prior to June 20, 2014, the Advisor capped fees at 1.75% under the Expense Limitation Agreement. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the International Equity Fund being less than the operating expenses limit for the International Equity Fund, the International Equity Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to Board approval and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.
[9]	Brown Capital Management, LLC (the "Advisor") has entered into an Expense Limitation Agreement with the Mid-Cap Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Mid-Cap Fund and to assume other expenses of the Mid-Cap Fund, if necessary, in an amount that limits the Mid-Cap Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% until July 31, 2015. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Mid-Cap Fund being less than the operating expense limit for the Mid-Cap Fund, the Mid-Cap Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to approval by the Board of Trustees ("Board") of Brown Capital Management Mutual Funds (the "Trust") and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.
[10]	Brown Capital Management, LLC, (the "Advisor") has entered into an Expense Limitation Agreement with the Mid-Cap Fund under which it has agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Mid-Cap Fund and to assume other expenses of the Mid-Cap Fund, if necessary, in an amount that limits the Mid-Cap Fund's annual operating expenses (other than interest, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Mid-Cap Fund's business, and amounts, if any, payable under a Rule 12b-1 distribution plan) to not more than 0.90% until July 31, 2015. The Expense Limitation Agreement may not be terminated by either party prior to that date. Subject to certain conditions such as Fund asset levels being at certain thresholds and operating expenses for the Mid-Cap Fund being less than the operating expense limit for the Mid-Cap Fund, the Mid-Cap Fund may at a later date reimburse the Advisor for fees waived or limited and other expenses assumed by the Advisor pursuant to the Expense Limitation Agreement. Reimbursement for fees previously waived are subject to approval by the Board of Trustees ("Board") of Brown Capital Management Mutual Funds (the "Trust") and are only applicable to fees waived or limited and other expenses assumed by the Advisor in the prior three (3) fiscal years.